Stockholders' Equity (Deficit) (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares		12 Months Ended
	Mar. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Outstanding, Number of Shares		0	1,800,000
Outstanding, Weighted Average Exercise Price		$ 0	$ 0.00858
Granted, Number of Shares	6,300,000	29,820,000	6,582,382
Granted, Weighted Average Exercise Price		$ 0.625	$ 0.00858
Exercised, Number of Shares		0	(8,382,382)
Exercised, Weighted Average Exercise Price		$ 0	$ 0.0561
Outstanding, Number of Shares		29,820,000	0
Outstanding, Weighted Average Exercise Price		$ 0.625	$ 0